PRUDENTIAL SERIES FUND
Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

May 1, 2013

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           The Prudential Series Fund
Registration Nos. 002-80896 and 811-03623

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 17, 2013.

Thank you for your attention to this filing.  Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary